General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
Disclosure Of General And Administrative Expenses [Abstract]
General and Administrative Expenses
11.	GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the Company’s general and administrative expenses:

	For the years ended December 31,
	2019	2018
	$	$
Salaries, benefits and directors' fees	3,657	4,410
Office and administration	941	1,279
Professional fees	955	1,218
Regulatory and filing fees	235	826
Travel	444	615
Investor relations	227	309
Depreciation	233	93
	6,692	8,750